Schedule of Goodwill (Details) - EUDA Health Limited [Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Balance	$ 992,686	$ 992,686	$ 1,012,630
Goodwill acquired in SGGL acquisition				993,533
Foreign currency translation adjustment	(28,953)	(60,029)	(19,944)	19,097
Balance	963,733	932,657	992,686	1,012,630
Melana International Pte Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance	528,665	528,665	539,286
Goodwill acquired in SGGL acquisition				529,116
Foreign currency translation adjustment	(15,419)	(31,969)	(10,621)	10,170
Balance	513,246	496,696	528,665	539,286
TriGlobal Security Pte Limited [Member]
Restructuring Cost and Reserve [Line Items]
Balance	464,021	464,021	473,344
Goodwill acquired in SGGL acquisition				464,417
Foreign currency translation adjustment	(13,534)	(28,060)	(9,323)	8,927
Balance	$ 450,487	$ 435,961	$ 464,021	$ 473,344